Commitments	3 Months Ended
Mar. 31, 2021
Commitments
Commitments

21.Commitments

(a)	As at March 31, 2021, the Company has capital commitments to incur an additional $4,367,053 (December 31, 2020 - $ Nil) for development of IT infrastructure
(b)

The Company is committed to future minimum lease payments for short-term leases and a long-term lease with a lease commencement date of December 1, 2021, for which no lease liability has been recognized as at March 31, 2021 (Note 10). The leases are related to rental of manufacturing facility and kiosk locations. The details of lease commitments as at March 31, 2021 are as follows:

Fiscal year	Amount
2021	$821,950
2022	1,280,062
2023	1,956,861
2024	2,016,267
2025 and after	17,606,800
Total	$23,681,940